DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 15,169	$ 15,526
Change in fair value of derivative liability	19,791	875
Foreign exchange effect on derivative liability	1,064	(1,232)
Derivative liability, ending balance	$ 36,024	$ 15,169